APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              OCC Cash Reserves
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or
class of securities for which this
 Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series of (classes):  x


3. Investment Company Act File Number: 811-05731



Securities Act File Number:  33-29070


4. (a).  Last day of fiscal year
 for which this Form is filed:  November 30, 2002



4. (b).    Check box if this Form is being filed late (i.e., more
            than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note:  If the Form is being filed late,
 interest must be paid on the registration fee due.



4. (c).    Check box if this is the
last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$17,276,633,654


II. Aggregate price of securities redeemed or
Repurchased during the fiscal year.
$(20,647,395,809)

III Aggregate price of Securities redeemed or repurchased
    during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
   reduce registration fees payable to the Commission:
$ ____________
IV Total available redemption
 credits (add Items (II) and (5(III)
$(3,370,762,155)
V Net sales if Item 5(IV)
is greater than Item 5(I)
VI subtract Item 5(IV) from Item 5(I).
$__________

VI. Redemption credits available for use
 in future years if Item 5(I) is less than Item 5(IV) subtract Item 5(IV) from Item 5(I):
 $    -0-_______

VII. Multiplier for determining registration fee (See
	X.000092
Instruction C.9).

VIII. Registration fee due multiply Item 5(V) by Item
	$___-0__
5(VII) (enter 0 if no fee is due):

6. Prepaid Shares

If the response to Item
 5(I) was determined by deducting an
amount of securities that
 were registered under the
Securities  Act of 1933 pursuant
to rule 24e-2 as in effect before
 October 11, 1997 then report
 the amount of securities
 (number of shares or units) deducted here-0-_ . If there is a number of shares or other units that were registered
 pursuant to rule 24e-2
 remaining unsold at the
end of the fiscal year for
 which this form is filed
that are available
 for use by the issuer in
 future fiscal years, then state
that number here_-0-___.


7. Interest due  if this Form is
 being filed more than 90 days
after the end of the issuers
fiscal year (see instruction D):

	+$_-0-

8.           Total of the amount of
the registration fee due plus any
interest due line 5(VIII) plus line 7:


 $-0-

9   Date the registration fee and any
interest payment was sent to the Commissions lockbox
     depository:
Method of Delivery:
 Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed below by
 the following persons on behalf of the
 issuer and in the capacities and on the dates indicated.


By (Signature and Title)_Brian S. Shlissel______________________

  Executive Vice President & Treasurer
Date ____2-18-03_______

Please print the name and title of the signing officer below the signature.